FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 31,465	£ 28,179
Segment customer deposits	460,068	421,320
Debt securities in issue	87,397	97,689
Subordinated liabilities	14,261	17,130	£ 17,656
Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Segment customer deposits	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 1 | Repos included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Segment customer deposits	0	0
Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	31,468	28,079
Segment customer deposits	453,261	416,493
Debt securities in issue	93,152	100,443
Subordinated liabilities	16,410	19,783
Level 2 | Repos included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,767	18,105
Segment customer deposits	9,417	9,530
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Segment customer deposits	7,077	5,235
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 3 | Repos included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Segment customer deposits	0	0
Carrying value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	31,465	28,179
Segment customer deposits	460,068	421,320
Debt securities in issue	87,397	97,689
Subordinated liabilities	14,261	17,130
Carrying value | Repos included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,767	18,105
Segment customer deposits	9,417	9,530
Fair value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	31,468	28,079
Segment customer deposits	460,338	421,728
Debt securities in issue	93,152	100,443
Subordinated liabilities	16,410	19,783
Fair value | Repos included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,767	18,105
Segment customer deposits	£ 9,417	£ 9,530